Stockholders' Equity And Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity And Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

The table below provides a comparison of the Company’s and the Bank’s risk-based capital ratios and leverage ratios to the minimum regulatory requirements for the periods indicated (dollars in thousands).

Juniata Valley Financial Corp. (Consolidated)			Minimum Requirement
			For Capital
	Actual		Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2013:
Total Capital	$51,888	17.97%	$23,105	8.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,461	17.13%	11,553	4.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,461	11.04%	17,915	4.00%
(to Average Assets)

As of December 31, 2012:
Total Capital	$52,803	18.28%	$23,103	8.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,506	17.14%	11,552	4.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,506	10.96%	18,074	4.00%
(to Average Assets)

					Minimum Regulatory
					Requirements to be
The Juniata Valley Bank			Minimum Requirement		"Well Capitalized"
			For Capital		under Prompt
	Actual		Adequacy Purposes		Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2013:
Total Capital	$46,530	16.35%	$22,773	8.00%	$28,467	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,185	15.52%	11,387	4.00%	17,080	6.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,185	9.97%	17,723	4.00%	22,154	5.00%
(to Average Assets)

As of December 31, 2012:
Total Capital	$47,812	16.79%	$22,780	8.00%	$28,475	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,519	15.63%	11,390	4.00%	17,085	6.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,519	9.99%	17,822	4.00%	22,277	5.00%
(to Average Assets)